UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.1%

                                                            SHARES      VALUE
                                                           -------   -----------
APPAREL/TEXTILES - 1.5%
   Warnaco Group *                                          47,100   $ 1,711,143
                                                                     -----------
AUTOMOTIVE - 1.2%
   Penske Auto Group                                        66,000     1,364,880
                                                                     -----------
BANKS - 9.8%
   Bank of the Ozarks                                       50,200     1,269,056
   First Midwest Bancorp                                   166,900     1,395,284
   Prosperity Bancshares                                    55,500     1,859,805
   Signature Bank *                                         57,600     1,698,048
   TCF Financial                                           119,512     1,689,900
   United Bankshares                                        80,100     1,622,826
   Zions Bancorporation                                    114,800     1,558,984
                                                                     -----------
                                                                      11,093,903
                                                                     -----------
BUILDING PRODUCTS - 1.6%
   Beacon Roofing Supply *                                 109,800     1,841,346
                                                                     -----------
BUSINESS SERVICES - 1.0%
   Heartland Payment Systems                               104,800     1,117,168
                                                                     -----------
CAPITAL MARKETS - 2.0%
   Affiliated Managers Group *                              16,900     1,115,738
   Investment Technology Group *                            53,700     1,200,195
                                                                     -----------
                                                                       2,315,933
                                                                     -----------
CHEMICALS - 2.4%
   HB Fuller                                               102,800     2,072,448
   Rockwood Holdings *                                      36,800       659,456
                                                                     -----------
                                                                       2,731,904
                                                                     -----------
COMMERCIAL SERVICES - 1.5%
   SYKES Enterprises *                                      83,400     1,659,660
                                                                     -----------

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
COMMUNICATIONS EQUIPMENT - 5.0%
   Avocent *                                               106,600   $ 1,653,366
   Plantronics                                              88,500     2,094,795
   TNS *                                                    86,900     1,992,617
                                                                     -----------
                                                                       5,740,778
                                                                     -----------
COMPUTERS & PERIPHERALS - 1.5%
   QLogic *                                                128,600     1,678,230
                                                                     -----------
CONSTRUCTION & ENGINEERING - 2.9%
   Astec Industries *                                       56,000     1,515,360
   Shaw Group *                                             60,300     1,775,232
                                                                     -----------
                                                                       3,290,592
                                                                     -----------
DISTRIBUTION/WHOLESALE - 1.5%
   Watsco                                                   32,400     1,699,704
                                                                     -----------
ELECTRONIC EQUIPMENT - 1.9%
   National Instruments                                     43,000     1,084,460
   OSI Systems *                                            54,600     1,081,626
                                                                     -----------
                                                                       2,166,086
                                                                     -----------
ELECTRONIC EQUIPMENTS & CONTROLS - 3.0%
   Baldor Electric                                          71,400     1,839,264
   Woodward Governor                                        82,863     1,627,429
                                                                     -----------
                                                                       3,466,693
                                                                     -----------
ENERGY EQUIPMENT & SERVICES - 2.6%
   Atwood Oceanics *                                        50,900     1,467,956
   Dril-Quip *                                              35,800     1,513,982
                                                                     -----------
                                                                       2,981,938
                                                                     -----------
FOOD & BEVERAGE - 1.6%
   J&J Snack Foods                                          41,761     1,809,922
                                                                     -----------
GAS UTILITIES - 1.0%
   Energen                                                  26,800     1,107,376
                                                                     -----------

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
   ICU Medical *                                            40,300   $ 1,568,879
                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
   Emergency Medical Services, Cl A *                       35,500     1,389,470
   HMS Holdings *                                           25,000       960,000
   Owens & Minor                                            34,017     1,506,953
                                                                     -----------
                                                                       3,856,423
                                                                     -----------
HEALTH CARE TECHNOLOGY - 1.5%
   Quality Systems                                          31,700     1,740,013
                                                                     -----------
HOTELS, RESTAURANTS & LEISURE - 6.1%
   Ameristar Casinos                                        88,400     1,652,196
   BJ's Restaurants *                                       73,600     1,183,488
   Cinemark Holdings                                       162,500     1,802,125
   Panera Bread, Cl A *                                     20,300     1,115,688
   Vail Resorts *                                           40,400     1,155,844
                                                                     -----------
                                                                       6,909,341
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.8%
   Jarden *                                                 81,700     2,013,905
                                                                     -----------
INDUSTRIAL - 5.9%
   Actuant, Cl A                                            92,300     1,185,132
   EnerSys *                                                97,300     1,925,567
   IDEX                                                     72,300     1,972,344
   Kaydon                                                   49,800     1,626,966
                                                                     -----------
                                                                       6,710,009
                                                                     -----------
INSURANCE - 2.9%
   Hanover Insurance Group                                  41,900     1,647,089
   Tower Group                                              64,800     1,618,056
                                                                     -----------
                                                                       3,265,145
                                                                     -----------
IT SERVICES - 1.5%
   Stanley *                                                54,600     1,678,404
                                                                     -----------
MATERIALS & PROCESSING - 2.2%
   Olympic Steel                                            47,300     1,206,623

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
MATERIALS & PROCESSING - CONTINUED
   Schnitzer Steel Industries, Cl A                         24,600   $ 1,322,742
                                                                     -----------
                                                                       2,529,365
                                                                     -----------
OIL, GAS & CONSUMABLE FUELS - 2.6%
   Arena Resources *                                        34,900     1,138,787
   Massey Energy                                            66,900     1,779,540
                                                                     -----------
                                                                       2,918,327
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 8.1%
   EastGroup Properties                                     48,000     1,666,560
   Entertainment Properties Trust                           65,000     1,775,150
   Healthcare Realty Trust                                  97,000     1,882,770
   Jones Lang LaSalle                                       50,700     1,924,572
   National Retail Properties                               99,600     1,963,116
                                                                     -----------
                                                                       9,212,168
                                                                     -----------
RETAIL - 6.0%
   Aeropostale *                                            29,500     1,073,800
   Dress Barn *                                             76,600     1,194,194
   Fossil *                                                 68,723     1,810,164
   Tractor Supply *                                         33,600     1,611,792
   Ulta Salon Cosmetics & Fragrance *                       98,000     1,110,340
                                                                     -----------
                                                                       6,800,290
                                                                     -----------
ROAD & RAIL - 1.6%
   Old Dominion Freight Line *                              50,900     1,813,567
                                                                     -----------
SEMICONDUCTORS - 5.6%
   Atheros Communications *                                 62,000     1,550,000
   Monolithic Power Systems *                               56,700     1,258,173
   Netlogic Microsystems *                                  44,600     1,772,404
   Skyworks Solutions *                                    145,800     1,761,264
                                                                     -----------
                                                                       6,341,841
                                                                     -----------
SOFTWARE - 2.5%
   Informatica *                                            92,700     1,704,753

THE ADVISOR'S INNER CIRCLE FUND                                FMA SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
SOFTWARE - CONTINUED
   Taleo, Cl A *                                           64,400   $  1,127,000
                                                                    ------------
                                                                       2,831,753
                                                                    ------------
UTILITIES - 1.0%
   Energy                                                  99,400      1,143,100
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $98,200,299)                                             109,109,786
                                                                    ------------
SHORT-TERM INVESTMENT - 3.5%
   HighMark U.S. Government Money Market
      Fund, 0.210% (A)
         (Cost $4,013,113)                              4,013,113      4,013,113
                                                                    ------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $102,213,412) +                                         $113,122,899
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $113,596,094.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $102,213,412, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,300,855 AND $(3,391,368), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN
SECURITIES                LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
--------------------   ------------   -------   -------   ------------
Common Stock           $109,109,786     $--       $--     $109,109,786
Short-Term
   Investments            4,013,113      --        --        4,013,113
                       ------------     ---       ---     ------------
Total Investments in
   Securities          $113,122,889     $--       $--     $113,122,889
                       ============     ===       ===     ============

FMA-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009